Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Columbia Mid Cap Index Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Account Value		$ 23,004	$ 21,254	$ 18,880	$ 19,080	$ 17,753	$ 12,760	$ 13,275	$ 12,806	$ 11,750	$ 8,963	$ 10,000
Columbia Mid Cap Index Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Account Value		$ 23,577	21,733	19,254	19,409	18,018	12,917	13,398	12,896	11,807	8,982	10,000
Columbia Mid Cap Index Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Account Value		$ 23,561	21,727	19,251	19,413	18,017	12,914	13,402	12,894	11,803	8,986	10,000
Columbia Mid Cap Index Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	Institutional 3 Class
Account Value		$ 23,562	21,722	19,255	19,415	18,012	12,916	13,397	12,895	11,807	8,982	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2]	Russell 3000®Index
Account Value		$ 32,076	27,291	21,221	23,085	20,557	15,191	14,210	13,527	11,639	9,216	10,000
S&P MidCap 400® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
Account Value		$ 24,079	$ 22,154	$ 19,597	$ 19,720	$ 18,263	$ 13,065	$ 13,524	$ 12,986	$ 11,857	$ 9,001	$ 10,000

[1]	The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
[2]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000® Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.